NDF-Q1

Quarterly Report
November 30, 2025
MFS®  New Discovery Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace & Defense – 3.5%
BETA Technologies, Inc., “A” (a)	164,924	$4,497,478
CACI International, Inc., “A” (a)	38,976	24,052,090
Karman Holdings, Inc. (a)	215,547	14,448,115
Mirion Technologies, Inc. (a)	721,260	18,767,185
Standard Aero, Inc. (a)	421,150	11,000,438
		$72,765,306
Apparel Manufacturers – 1.0%
Birkenstock Holding PLC (a)	294,962	$12,780,703
Columbia Sportswear Co.	168,490	9,049,598
		$21,830,301
Automotive – 3.1%
ACV Auctions, Inc. (a)	1,846,899	$14,498,157
Modine Manufacturing Co. (a)	203,273	32,956,651
Visteon Corp.	179,179	18,500,232
		$65,955,040
Biotechnology – 1.7%
ABSCI Corp. (a)(l)	1,263,891	$4,006,534
Adaptive Biotechnologies Corp. (a)	650,470	12,788,240
CG Oncology, Inc. (a)	148,150	6,643,046
Immunocore Holdings PLC, ADR (a)	304,295	12,019,653
Sanofi S.A. (a)(u)	40,783	0
		$35,457,473
Brokerage & Asset Managers – 5.5%
Bullish (a)(l)	134,283	$5,857,424
GCM Grosvenor, Inc., “A”	1,080,452	11,863,363
Hamilton Lane, Inc., “A”	157,836	19,561,405
Miami International Holdings, Inc. (a)(l)	201,637	9,196,664
PJT Partners, Inc.	141,582	23,787,192
StepStone Group, Inc.	412,555	26,056,974
WisdomTree Investments, Inc.	1,741,562	19,226,844
		$115,549,866
Chemicals – 0.9%
BioLife Solutions, Inc. (a)	703,004	$18,629,606
Computer Software – 9.6%
Alkami Technology, Inc. (a)	1,093,141	$23,305,766
CCC Intelligent Holdings, Inc. (a)	2,663,900	19,846,055
Elastic N.V. (a)	119,540	8,431,156
JFrog Ltd. (a)	662,069	40,372,968
Kinaxis, Inc. (a)	104,388	13,045,978
Netskope, Inc., “A” (a)	950,658	17,473,094
OneStream, Inc. (a)	771,401	16,068,283
Pegasystems, Inc.	453,266	24,825,379
SentinelOne, Inc., “A” (a)	673,457	10,916,738
ServiceTitan, Inc., “A” (a)	82,369	7,360,494
Vertex, Inc., “A” (a)	1,033,131	20,321,687
		$201,967,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.1%
Box, Inc., “A” (a)	540,501	$15,966,400
Q2 Holdings, Inc. (a)	302,501	21,819,397
Wix.com Ltd. (a)	79,113	7,571,905
		$45,357,702
Construction – 5.4%
Independence Realty Trust, Inc., REIT	1,195,239	$20,498,349
James Hardie Industries PLC (a)	1,021,281	20,200,938
Knife River Corp. (a)	356,960	26,714,886
QXO, Inc. (a)	1,778,105	33,303,907
Simpson Manufacturing Co., Inc.	75,371	12,615,598
		$113,333,678
Consumer Products – 0.5%
ODDITY Tech Ltd. (a)	248,550	$10,752,273
Consumer Services – 0.6%
Adtalem Global Education, Inc. (a)	140,452	$13,000,237
Electrical Equipment – 4.0%
Advanced Drainage Systems, Inc.	83,668	$12,749,330
Littlefuse, Inc.	106,274	27,208,269
nVent Electric PLC	408,652	43,836,100
		$83,793,699
Electronics – 7.4%
Advanced Energy Industries, Inc.	235,818	$49,802,403
Formfactor, Inc. (a)	513,599	28,258,217
MACOM Technology Solutions Holdings, Inc. (a)	187,911	32,882,546
nLIGHT, Inc. (a)	568,016	20,011,204
TTM Technologies, Inc. (a)	357,441	25,085,209
		$156,039,579
Energy - Independent – 2.0%
Antero Resources Corp. (a)	446,841	$16,278,418
Matador Resources Co.	348,555	14,778,732
Permian Resources Corp.	735,469	10,656,946
		$41,714,096
Energy - Renewables – 0.8%
Bloom Energy Corp. (a)	162,058	$17,703,216
Engineering - Construction – 3.6%
Legence Corp., “A” (a)	443,583	$20,395,946
Primoris Services Corp.	217,040	27,468,583
TopBuild Corp. (a)	62,950	28,484,875
		$76,349,404
Gaming & Lodging – 2.1%
Genius Sports Ltd. (a)	2,765,100	$27,844,557
Sportradar Group AG (a)	719,358	15,825,876
		$43,670,433
General Merchandise – 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	79,935	$9,840,798

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.7%
Brunswick Corp.	317,612	$20,997,330
Corsair Gaming, Inc. (a)	1,683,987	10,979,595
Patrick Industries, Inc.	224,337	24,277,750
		$56,254,675
Machinery & Tools – 3.2%
Crane Co.	143,886	$26,367,109
Flowserve Corp.	476,389	33,990,355
RB Global, Inc.	77,828	7,642,710
		$68,000,174
Medical & Health Technology & Services – 5.6%
Azenta, Inc. (a)	289,128	$10,281,392
Certara, Inc. (a)	627,380	5,746,801
Charles River Laboratories International, Inc. (a)	105,620	18,815,147
GeneDX Holdings Corp. (a)	118,373	19,762,372
Guardant Health, Inc. (a)	172,243	18,674,586
HealthEquity, Inc. (a)	109,619	11,529,726
Schrodinger, Inc. (a)	1,653,720	29,039,323
Tempus AI, Inc. (a)	56,384	4,394,005
		$118,243,352
Medical Equipment – 9.4%
Align Technology, Inc. (a)	138,439	$20,376,836
AtriCure, Inc. (a)	288,339	10,414,805
Billiontoone, Inc., “A” (a)	53,322	6,941,458
Bio-Techne Corp.	627,645	40,489,379
Caris Life Sciences, Inc. (a)(l)	177,080	4,520,852
Ceribell, Inc. (a)	376,698	6,392,565
Fractyl Health, Inc. (a)	639,147	1,003,461
Globus Medical, Inc. (a)	191,893	17,469,939
Integer Holdings Corp. (a)	332,845	24,024,752
iRhythm Technologies, Inc. (a)	99,326	18,674,281
Masimo Corp. (a)	144,276	20,549,231
PROCEPT BioRobotics Corp. (a)	194,059	6,147,789
UFP Technologies, Inc. (a)	89,479	20,283,995
		$197,289,343
Metals & Mining – 0.7%
Uranium Energy Corp. (a)	1,185,099	$14,541,165
Oil Services – 0.9%
TechnipFMC PLC	434,895	$19,683,348
Other Banks & Diversified Financials – 0.7%
Viper Energy, Inc., “A”	426,238	$15,570,474
Pharmaceuticals – 10.9%
Amicus Therapeutics, Inc. (a)	1,746,157	$17,339,339
Annexon, Inc. (a)	668,226	3,007,017
Ascendis Pharma, ADR (a)	102,033	21,664,667
Collegium Pharmaceutical, Inc. (a)	538,945	25,157,953
Cytokinetics, Inc. (a)	261,666	17,827,305
Harmony Biosciences Holdings (a)	387,371	13,670,323
Ionis Pharmaceuticals, Inc. (a)	306,440	25,351,781
Kiniksa Pharmaceuticals International PLC (a)	264,751	11,257,212
Kymera Therapeutics, Inc. (a)	231,386	15,706,482
Legend Biotech Corp., ADR (a)	353,267	9,789,028
Ligand Pharmaceuticals, Inc. (a)	240,630	48,891,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Neurocrine Biosciences, Inc. (a)	86,794	$13,206,575
Ultragenyx Pharmaceutical, Inc. (a)	211,945	7,365,089
		$230,233,974
Pollution Control – 0.6%
GFL Environmental, Inc.	292,137	$13,283,469
Real Estate – 0.8%
DigitalBridge Group, Inc., REIT	1,650,113	$16,022,597
Real Estate - Storage – 1.3%
Terreno Realty Corp., REIT	431,089	$27,068,078
Restaurants – 3.7%
Black Rock Coffee Bar, Inc., “A” (a)	810,663	$18,442,583
Chefs' Warehouse, Inc. (a)	366,866	22,496,223
U.S. Foods Holding Corp. (a)	230,114	18,103,068
Wingstop, Inc.	74,661	19,765,007
		$78,806,881
Trucking – 1.7%
Knight-Swift Transportation Holdings, Inc.	307,648	$14,090,278
XPO, Inc. (a)	146,513	20,813,637
		$34,903,915
Total Common Stocks		$2,033,611,750

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (Expiration 11/23/27) (a)	$ 2.565	11/23/22	4	$1

Mutual Funds (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 4.01% (v)	75,914,045	$75,929,228
Collateral for Securities Loaned – 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j)	21,609,588	$21,609,588

Other Assets, Less Liabilities – (1.1)%		(23,394,848)
Net Assets – 100.0%		$2,107,755,719

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $75,929,228 and
$2,055,221,339, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,855,332,569	$1	$0	$1,855,332,570
United Kingdom	39,864,210	—	—	39,864,210
Canada	33,972,157	—	—	33,972,157
Denmark	21,664,667	—	—	21,664,667
Australia	20,200,938	—	—	20,200,938
Israel	18,324,178	—	—	18,324,178
Switzerland	15,825,876	—	—	15,825,876
Germany	12,780,703	—	—	12,780,703
China	9,789,028	—	—	9,789,028
Other Countries	5,857,424	—	—	5,857,424
Investment Companies	97,538,816	—	—	97,538,816
Total	$2,131,150,566	$1	$0	$2,131,150,567
For further information regarding security characteristics, see the Portfolio of Investments.  At November 30, 2025, the fund held one level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$70,827,143	$217,344,846	$212,244,779	$506	$1,512	$75,929,228

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$696,519	$—